Offerings	Nov. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The transaction value is calculated as the aggregate maximum purchase price for Class I shares of beneficial interest (Class I Shares), Class S shares of beneficial interest (Class S Shares), and Class D shares of beneficial interest (Class D Shares) of Nuveen Churchill Private Capital Income Fund (the Fund), based upon the net asset value per Class I Share, Class S Share, and Class D Share as of June 30, 2025 of $24.54, $24.47, and $24.54, respectively. This amount is based upon the offer to purchase up to 2,213,969 Shares. The fee was paid in connection with the Schedule TO-I filed by the Fund on August 29, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 54,330,799.26
Amount of Registration Fee	$ 8,318.05
Offering Note	(2) Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.